General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Acquisition Of Cybertech And Fizzback [Member]	Dec. 31, 2010 Acquisition Of Orsus, Lamda And E-Glue [Member]	Feb. 07, 2012 Acquisition Of Merced [Member]	Oct. 22, 2012 Acquisition Of RedKite [Member]
Business Acquisition [Line Items]
Total consideration for the acquisition of Merced					$ 185,868
Cash			140,341	59,766		9,017
Goodwill			85,994	30,423	75,599	6,803
Total consideration						11,601
Fair value of potential earn-out based on performance milestones						2,584
Maximum additional payment of earn-out						5,750
Amortization of intangible assets weighted average rate					17.00%
Intangibles			68,785	32,401		4,785
Additional payment				5,689
Acquisition costs	$ 2,902	$ 2,925
Amortization period of technology intangible	3 years